OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
OTHER LIABILITIES
OTHER LIABILITIES

15.OTHER LIABILITIES

Other liabilities consist of the following:

	As at	As at
	December 31,	December 31,
	2021	2020
Pension benefit obligations	$51,210	$49,822
Other	19,051	13,514
Total other liabilities	$70,261	$63,336

Defined Benefit Obligations

The Company provides the Executives Plan for certain current and former senior officers, the Retirement Program for eligible employees in Canada, and the Mexico Plans for eligible employees in Mexico, each of which are  considered defined benefit plans under IAS 19 - Employee Benefits. The funded status of the plans are based on actuarial valuations performed as at December 31, 2021. The plans operate under similar regulatory frameworks and generally face similar risks.

The Executives Plan pension formula is based on final average earnings in excess of the amounts payable from the registered plan. Assets for the Executives Plan consist of deposits on hand with regulatory authorities that are refundable when benefit payments are made or on the ultimate wind-up of the plan.

The Company provides a Retirement Program for certain eligible employees that provides a lump-sum payment upon retirement. The payment is based on age and length of service at retirement. An eligible employee is entitled to a benefit if they have completed at least 10 years of service as a permanent employee and are 57 years of age or older. The Retirement Program is not funded.

The Mexico Plans provide a lump-sum payment upon retirement. The payment is based on age and length of service at retirement. Eligible employees are entitled to a benefit if they have completed 15 years of service as a permanent employee and are 60 years of age or older. The Mexico Plans are not funded.

The funded status of the Company's defined benefit obligations for 2021 and 2020, is as follows:

	Year Ended December 31,
	2021	2020
Reconciliation of plan assets:
Plan assets, beginning of year	$2,768	$2,594
Employer contributions	3,584	2,800
Benefit payments	(3,325)	(2,570)
Administrative expenses	(130)	(115)
Interest on assets	72	77
Net return on assets excluding interest	(72)	(77)
Effect of exchange rate changes	8	59
Plan assets, end of year	$2,905	$2,768

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	$44,105	$29,336
Current service cost	2,624	12,827
Past service cost	5,351	—
Benefit payments	(3,325)	(2,570)
Interest cost	1,240	809
Actuarial (gains) losses arising from changes in economic assumptions	(2,785)	1,861
Actuarial losses arising from changes in demographic assumptions	992	882
Actuarial gains arising from Plan experience	(2,842)	(321)
Effect of exchange rate changes	(516)	1,281
Defined benefit obligation, end of year	44,844	44,105
Net defined benefit liability, end of year	$41,939	$41,337

The components of Agnico Eagle’s pension expense recognized in the consolidated statements of net income relating to the defined benefit plans are as follows:

	Year Ended December 31,
	2021	2020
Current service cost	$2,624	$12,827
Past service cost	5,351	—
Administrative expenses	130	115
Interest cost on defined benefit obligation	1,240	809
Interest on assets	(72)	(77)
Pension expense	$9,273	$13,674

The remeasurements of the net defined benefit liability recognized in other comprehensive income relating to the Company's defined benefit plans are as follows:

	Year Ended December 31,
	2021	2020
Actuarial (gains) losses relating to the defined benefit obligation	$(4,634)	$2,584
Net return on assets excluding interest	72	77
Total remeasurements of the net defined benefit liability	$(4,562)	$2,661

In 2022, the Company expects to make contributions of $2.8 million and benefit payments of $2.5 million, in aggregate, related to the defined benefit plans. The weighted average duration of the Company’s defined benefit obligation in Canada is 12.6 years at December 31, 2021 (2020 – 14.4 years). The weighted average duration of the Company's defined benefit obligation for the Mexico Plans is 5.9 years at December 31, 2021 (2020 - 3.7 years).

The following table sets out significant assumptions used in measuring the Company’s Executives Plan defined benefit obligations:

	As at December 31,	As at December 31,
	2021	2020
Assumptions:
Discount rate - beginning of year	2.5%	3.0%
Discount rate - end of year	3.0%	2.5%

The following table sets out significant assumptions used in measuring the Company's Retirement Program defined benefit obligations:

	As at December 31,	As at December 31,
	2021	2020
Assumptions:
Discount rate - beginning of year	1.8%	2.8%
Discount rate - end of year	2.5%	1.8%
Range of mine closure dates	2026 - 2032	2026 - 2032
Termination of employment per annum	2.0% - 10.0%	2.0% - 10.0%

The following table sets out significant assumptions used in measuring the Company's defined benefit obligations for the Mexico Plans:

	As at December 31,	As at December 31,
	2021	2020
Assumptions:
Discount rate	7.5%	5.5%
Range of mine closure dates	2023 - 2027	2023 - 2026

Other significant actuarial assumptions used in measuring the Company's Retirement Program defined benefit obligations as at December 31, 2021 and December 31, 2020 include assumptions of the expected retirement age of participants.

The following table sets out the effect of changes in significant actuarial assumptions on the Company's defined benefit obligations:

As at
December 31,
2021
Change in assumption:
0.5% increase in discount rate	$(1,703)
0.5% decrease in discount rate	$1,839

The summary of the effect of changes in significant actuarial assumptions was prepared using the same methods and actuarial assumptions as those used for the calculation of the Company's defined benefit obligation related to the Executives Plan, the Retirement Program and the Mexico Plans as at the end of the fiscal year, except for the change in the single actuarial assumption being evaluated. The modification of several actuarial assumptions at the same time could lead to different results.

Other Plans

In addition to its defined benefit pension plans, the Company maintains two defined contribution plans – the Basic Plan and the Supplemental Plan. Under the Basic Plan, Agnico Eagle contributes 5.0% of certain employees’ base employment compensation to a defined contribution plan. In 2021, $17.0 million (2020 – $13.6 million) was contributed to the Basic Plan, $0.2 million of which related to contributions for key management personnel (2020 – $0.2 million). The Company also maintains the Supplemental Plan for designated executives at the level of Vice-President or above. The Supplemental Plan is funded by the Company through notional contributions equal to 10.0% of the designated executive’s earnings for the year (including salary and short-term bonus). In 2021, the Company made $1.5 million (2020 – $1.3 million) in notional contributions to the Supplemental Plan, $0.9 million (2020 – $1.0 million) of which related to contributions for key management personnel. The Company’s liability related to the Supplemental Plan is  $10.6 million at December 31, 2021 (2020 - $11.5 million). At retirement date, the notional account balance is converted to a pension payable in five annual installments.